Investments in associates and joint ventures (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of Group's investments in joint ventures
	June 30, 2021	June 30, 2020
Beginning of the year	111,714	53,742
Adjustment previous years (IFRS 9 and IAS 28)	-	(2,972)
Increase in equity interest in associates and joint ventures	-	5,020
Capital contributions	42	4,058
Capital reduction	-	(159)
Decrease of interest in associate (iv)	(43,849)	-
Deconsolidation (i)	(48,443)	43,822
Share of profit / (loss)	(3,035)	13,022
Impairment (iii)	(626)	-
Currency translation adjustment	(3,579)	76
Dividends	-	(2,734)
Other comprehensive income	(54)	(1,869)
Reclassification to held-for-sale	-	(3,109)
Others	(12)	(5)
Incorporation by business combination	-	2,822
End of the year (ii)	12,158	111,714

Schedule of additional information related to the Groups investment
	% ownership interest			Value of Group’s interest in equity		Group’s interest in comprehensive income / (loss)
Name of the entity	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020	June 30, 2019
Associates
New Lipstick	49.96%	49.96%	49.96%	218	701	(480)	11,465	(4,805)
BHSA (1)	29.91%	29.91%	29.91%	5,361	6,118	(756)	(571)	(3,621)
Condor (2)	18.89%	18.89%	18.89%	1,620	2,224	(414)	180	59
PBEL	N/A	45.00%	45.40%	-	-	-	-	(176)
Shufersal (4)	N/A	26.02%	26.02%	-	42,223	24	7,834	446
Mehadrin	N/A	N/A	45.41%	-	-	-	-	(167)
Gav-Yam	N/A	34.90%	N/A	-	40,970	39	(1,181)	-
Quality (3)	50.00%	50.00%	50.00%	2,927	3,156	(259)	278	(876)
La Rural SA	50.00%	50.00%	50.00%	169	305	(135)	153	216
TGLT (5)	27.82%	30.20%	N/A	937	3,093	(2,157)	(174)	-
Other joint ventures	N/A	N/A	N/A	926	12,924	(2,476)	(4,886)	(2,062)
Total associates and joint ventures				12,158	111,714	(6,614)	13,098	(10,986)
Name of the entity	Place of business / Country of incorporation	Main activity	Common shares 1 vote	Latest financial statements issued
				Share capital (nominal value)	Loss for the year	Shareholders’ equity
Associates
New Lipstick	U.S.	Real estate	N/A	-	(*) (10)	(*) (41)
BHSA	Argentina	Financial	448,689,072	(***) 1,500	(***) (2,528)	(***) 17,276
Condor	EE.UU.	Hotel	2,245,100	(*) 232	(*) (178)	(*) 54
Quality	Argentina	Real estate	225,146,012	450	(518)	5,760
La Rural SA	Argentina	Organization of events	714,498	1	(64)	378
TGLT (5)	Argentina	Real estate	257,320,997	925	(4,625)	4,311

Schedule of financial information of the joint ventures considered to be material
	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Net assets	% of ownership interest held	Interest in associate and joint venture	Goodwill and others	Book value
As of 06.30.21
Associates
BHSA	114,759	71,092	156,405	11,661	17,785	29.91%	5,319	42	5,361
Joint ventures
Quality Invest (ii)	5	8,842	100	2,987	5,760	50.00%	2,880	47	2,927

As of 06.30.20
Associates
BHSA	115,457	65,503	153,639	6,954	20,367	29.91%	6,092	26	6,118
Gav-Yam	63,028	249,149	29,726	176,864	105,587	34.90%	36,850	4,120	40,970
Shufersal	110,169	280,922	138,032	194,095	58,964	26.02%	15,342	26,881	42,223
Joint ventures
Quality Invest (ii)	6	8,299	131	1,956	6,218	50.00%	3,109	47	3,156
	Revenues	Net income / (loss)	Total comprehensive income / (loss)	Dividend distribution	Cash of operating activities	Cash of investing activities	Cash of financing activities	Changes in cash and cash equivalents
As of 06.30.21 (i)
Associates
BHSA	29,257	(2,528)	(2,528)	-	4,318	(129)	(28,139)	(23,950)
Joint ventures
Quality Invest (ii)	45	(518)	(518)	-	(59)	(4)	63	-
As of 06.30.20 (i)
Associates
BHSA	19,576	(1,911)	(1,911)	-	6,993	56	(5,204)	1,845
Gav-Yam	17,350	10,161	8,195	5,388	7,639	(8,596)	23,835	22,878
Shufersal	327,436	7,579	6,759	2,155	32,855	(4,069)	(20,717)	8,069
Joint ventures
Quality Invest (ii)	27	556	556	-	(134)	-	134	-